Shareholders’ Deficit (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Line Items]
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, par value (in Dollars per share)
Preference shares, shares issued
Preference shares, shares outstanding
Price per ordinary share (in Dollars per share)	$ 10
Initial business combination, term	5 years
Warrants description	Once the public warrants become exercisable, the Company may redeem the public warrants: ● in whole and not in part; ● at a price of $0.01 per public warrant; ● upon not less than 30 days ‘prior written notice of redemption to each warrant holder and ● if, and only if, the reported last sale price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted).
Trigger price (in Dollars per share)	$ 18
warrant exercise price (in Dollars per share)	$ 11.5
Warrant [Member]
Stockholders' Equity Note [Line Items]
Purchase shares	1
Price per ordinary share (in Dollars per share)	$ 11.5
Class A Ordinary Shares [Member]
Stockholders' Equity Note [Line Items]
Ordinary shares, share authorized	100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)
Ordinary shares, share issued	350,000	350,000
Ordinary shares, share outstanding	350,000	350,000
Ordinary shares subject to possible redemption	2,241,006	5,750,000
Class B Ordinary Shares [Member]
Stockholders' Equity Note [Line Items]
Ordinary shares, share authorized	10,000,000	10,000,000
Ordinary shares, par value (in Dollars per share)
Ordinary shares, share issued	1,437,500	1,437,500
Ordinary shares, share outstanding	1,437,500	1,437,500
Business combination [Member]
Stockholders' Equity Note [Line Items]
Business Combination description	the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Company’s initial shareholders or their affiliates, without taking into account any founder shares held by such shareholders or their affiliates, as applicable, prior to such issuance (the “Newly Issued Price”)), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for funding the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price shall be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described in the section “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.